Equity (Net Income per Common Share) (Details) - shares shares in Millions	3 Months Ended		6 Months Ended
	Jan. 23, 2016	Jan. 24, 2015	Jan. 23, 2016	Jan. 24, 2015
Earnings Per Share [Abstract]
Basic	195.8	162.6	190.3	162.3
Dilutive effect of stock options and restricted stock units	0.0	1.8	0.0	2.4
Diluted shares	195.8	164.4	190.3	164.7
Antidilutive securities excluded from computation of earnings per share, amount	18.0	11.0	18.0	9.2